THE GROUP AND ITS OPERATIONS (Tables)	12 Months Ended
Jun. 30, 2021
THE GROUP AND ITS OPERATIONS [Abstract]
Percentage of Equity Interest in Direct Subsidiaries

The Group is comprised of the Holding Company and the following direct subsidiaries with the location (country of incorporation and principal place of business), nature of business and ownership percentage:

			Ownership %
Description	Location	Nature of Business	2021	2020
Subsidiaries
IBEX Global Limited	Bermuda	Holding Company	100%	100%
DGS Limited	Bermuda	Holding Company	100%	100%
iSky Inc.	Bermuda	Holding Company	100%	100%